SHARE-BASED COMPENSATION, Valuation Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Expense [Abstract]
Unamortized share-based compensation expense	$ 0	$ 100,000	$ 900,000
Selling, General and Administrative Expenses [Member]
Share-based Compensation Expense [Abstract]
Share-based compensation expense	$ 200,000	$ 30,000	$ 3,200,000
SARs [Member] | Minimum [Member]
Valuation Assumptions [Abstract]
Risk free interest rate	0.90%	0.90%	0.90%
Volatility	47.00%	48.00%	51.00%
Expected life	6 years	6 years	6 years
SARs [Member] | Maximum [Member]
Valuation Assumptions [Abstract]
Risk free interest rate	1.76%	2.32%	2.51%
Volatility	57.00%	57.00%	63.00%
Expected life	7 years	8 years	8 years